Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Revenues
Commissions	$ 19,799,000	$ 18,328,000	$ 56,608,000	$ 51,927,000	$ 70,301,000	$ 85,296,000
Net dealer inventory gains	3,649,000	4,280,000	10,561,000	11,129,000	14,427,000	14,261,000
Investment banking	4,105,000	3,897,000	8,494,000	12,884,000	15,390,000	6,930,000
Total commission and fee revenues					100,118,000	106,487,000
Interest and dividends	880,000	772,000	2,930,000	2,138,000	2,996,000	3,586,000
Transfer fees and clearing services	1,810,000	1,658,000	5,850,000	5,629,000	7,196,000	8,528,000
Investment advisory fees	2,421,000	2,155,000	7,614,000	5,990,000	8,092,000	7,567,000
Other					246,000	353,000
Total Revenues	32,664,000	31,090,000	92,057,000	89,697,000	118,648,000	126,521,000
Operating Expenses
Commissions, compensation and fees	28,242,000	26,473,000	79,407,000	78,885,000	103,800,000	113,325,000
Clearing fees	552,000	421,000	1,549,000	1,256,000	1,662,000	2,107,000
Communications	1,174,000	1,157,000	3,437,000	3,519,000	4,731,000	4,571,000
Occupancy, equipment and other administrative costs	663,000	972,000	2,417,000	3,178,000	4,189,000	5,052,000
Professional fees	781,000	803,000	2,316,000	1,979,000	2,714,000	1,831,000
Interest	10,000	213,000	240,000	764,000	916,000	1,147,000
Taxes, licenses, registration	437,000	381,000	1,214,000	1,182,000	1,536,000	1,639,000
Total Operating Expenses	31,859,000	30,420,000	90,580,000	90,763,000	119,548,000	129,672,000
Net Income (Loss) from Operations	805,000	670,000	1,477,000	(1,066,000)	(900,000)	(3,151,000)
Other Expenses
Loss on disposition of unconsolidated joint venture				(1,051,000)	(1,051,000)
Loss on investment in unaffiliated entity			(162,000)
Change in fair value of derivative						(1,603,000)
Income tax expense - Current			(60,000)
Total Other Expenses			(222,000)	(1,051,000)	(1,051,000)	(1,603,000)
Net income (loss) before non-controlling interest	805,000	670,000	1,255,000	(2,117,000)	(1,951,000)	(4,754,000)
Non-controlling interest		9,000	(3,000)	(8,000)	(14,000)	(41,000)
Net income (loss)	805,000	661,000	1,258,000	(2,109,000)	(1,937,000)	(4,713,000)
Preferred stock dividends				(93,000)	(93,000)	(414,000)
Net income (loss) attributable to common stockholders	$ 805,000	$ 661,000	$ 1,258,000	$ (2,202,000)	$ (2,030,000)	$ (5,127,000)
Net income (loss) attributable to common stockholders: Basic (in Dollars per share)	$ 0.01	$ 0.03	$ 0.02	$ (0.09)	$ (0.08)	$ (0.18)
Net income (loss) attributable to common stockholders: Diluted (in Dollars per share)	$ 0.01	$ 0.02	$ 0.02	$ (0.09)	$ (0.08)	$ (0.18)
Net income (loss) attributable to common stockholders: Basic and Diluted (in Dollars per share)					$ 0	$ 0
Weighted average number of shares outstanding: Basic (in Shares)	89,016,988	26,088,530	62,580,749	24,597,181	25,014,166	19,697,033
Weighted average number of shares outstanding: Diluted (in Shares)	89,016,988	45,380,222	66,596,691	24,597,181	25,014,166	19,697,033